General - Additional Information (Detail) (USD $)	0 Months Ended
	Apr. 01, 2014	Jul. 17, 2013
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Initial purchase price, subject to closing adjustments	$ 595,800,000
Ownership interest acquired		100.00%
Increase in assets	1,330,000,000
Increase in liabilities	$ 190,000,000